Foreclosed Assets - Expenses Related to Foreclosed Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Real Estate Investments, Net [Abstract]
Net loss on sales and writedowns of real estate	$ 390,674	$ 103,945
Expenses, net of rental income	2,086	7,438
Foreclosed assets, net	$ 392,760	$ 111,383